Document and entity information Document	6 Months Ended
Jun. 30, 2013
Document Information [Abstract]
Entity registrant name	Altisource Residential Corporation
Entity central index key	0001555039
Entity filer category	Smaller Reporting Company
Document type	S-11/A
Document period end date	Jun 30, 2013
Amendment flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Real estate assets, net:
Land	$ 4	$ 0
Rental residential properties, net	54	0
Real estate owned	3,749	0
Real estate assets, net	3,807	0
Real estate assets held for sale	901	0
Mortgage loans	163,520	0
Cash and cash equivalents	223,315	100,005
Related party receivables	3,183	0
Deferred leasing and financing costs, net	868	0
Prepaid expenses and other assets	20,262	6
Total assets	415,856	100,011
Liabilities:
Repurchase agreement	472	0
Accounts payable and accrued liabilities	1,138	46
Related party payables	501	54
Total liabilities	2,111	100
Commitments and contingencies (Note 6)
Equity:
Common stock, $.01 par value, 200,000,000 authorized shares; and 25,067,204 and 7,810,708 shares issued and outstanding, respectively	251	78
Additional paid-in capital	409,340	99,922
Retained earnings/(accumulated deficit)	4,154	(89)
Total equity	413,745	99,911
Total liabilities and equity	$ 415,856	$ 100,011

Consolidated Balance Sheets Parentheticals (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Equity:
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common stock, shares issued	25,067,204	7,810,708
Common Stock, Shares, Outstanding	25,067,204	7,810,708
Class of Stock [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Outstanding	25,067,204	7,810,708
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common stock, shares issued	25,067,204	7,810,708
Common Class B [Member]
Equity:
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock, Shares Authorized		100,000,000
Common stock, shares issued		7,810,708
Class of Stock [Line Items]
Common Stock, Shares Authorized		100,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01
Common stock, shares issued		7,810,708

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Net gain on investments:
Net unrealized gain on mortgage loans	$ 7,165	$ 8,293
Net realized gain on mortgage loans	1,719	2,106
Total net gain on investments	8,884	10,399
Expenses:
Residential rental property operating expenses	84	84
Related party mortgage loan servicing costs	1,242	1,634
Interest expense	654	696
Related party general and administrative	1,156	2,234	42
General and administrative	714	1,701	47
Total expenses	3,850	6,349	89
Other income	193	193
Net income (Loss)	$ 5,227	$ 4,243	$ (89)
Earnings per share of common stock – basic:
Earnings per basic share (in USD per share)	$ 0.27	$ 0.31	$ (0.01)
Weighted average common stock outstanding – basic	19,374,601	13,624,599	7,810,708
Earnings per share of common stock – diluted:
Earnings per diluted share (in USD per share)	$ 0.26	$ 0.29	$ (0.01)
Weighted average common stock outstanding – diluted	20,259,184	14,522,227	7,810,708

Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Common stock Common Class B [Member]	Additional paid-in capital	Retained earnings/(accumulated deficit)
Beginning balance at Jun. 07, 2012	$ 0	$ 0		$ 0
Beginning balance, shares at Jun. 07, 2012		0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares		0
Issuance of common stock, including stock option exercises	500	0		500
Ending balance at Jun. 30, 2012	500	0		500	0
Ending balance, shares at Jun. 30, 2012		0
Beginning balance at Jun. 07, 2012			0	0	0
Beginning balance, shares at Jun. 07, 2012			0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares			7,810,708
Issuance of common stock, including stock option exercises			78	99,922
Net income					(89)
Ending balance at Dec. 31, 2012	99,911	78	78	99,922	(89)
Ending balance, shares at Dec. 31, 2012	7,810,708	7,810,708	7,810,708
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares		17,256,496
Issuance of common stock, including stock option exercises	323,427	173		323,254
Cost of issuance of common stock	(13,934)			(13,934)
Shared-based compensation	98			98
Net income	4,243				4,243
Ending balance at Jun. 30, 2013	$ 413,745	$ 251		$ 409,340	$ 4,154
Ending balance, shares at Jun. 30, 2013	25,067,204	25,067,204

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Operating activities:
Net income (Loss)	$ 0	$ 4,243	$ (89)
Adjustments to reconcile net income to net cash used in operating activities:
Shared-based compensation	0	98
Net unrealized gain on mortgage loans	0	(8,293)
Net realized gain on mortgage loans	0	(2,106)
Amortization of deferred financing costs	0	322
Changes in operating assets and liabilities:
Related party receivables	0	400
Prepaid expenses and other assets	0	(113)
Accounts payable and accrued liabilities	0	397	46
Related party payables	0	447	43
Net cash used in operating activities	0	(4,605)	0
Investing activities:
Investment in mortgage loans	0	(168,165)
Investment in real estate	0	(278)
Investment in renovations	0	(22)
Acquisition-related deposits	0	(20,142)
Mortgage loan dispositions and repayments	0	7,062
Net cash used in investing activities	0	(181,545)
Financing activities:
Issuance of common stock, including stock option exercises	500	323,427	100,000
Cost of issuance of common stock	0	(13,253)
Payment of tax withholdings on exercise of stock options	0	(24)
Proceeds from repurchase agreement	0	79,761
Repayments of repurchase agreement	0	(79,289)
Payment of deferred financing costs	0	(1,162)
Increase (decrease) related party payables, financing cash flow			5
Net cash provided by financing activities	500	309,460	100,005
Net increase in cash and cash equivalents	500	123,310	100,005
Cash and cash equivalents as of beginning of the period	0	100,005	0
Cash and cash equivalents as of end of the period	500	223,315	100,005
Supplemental disclosure of non-cash investing and financing activity:
Transfer of mortgage loans to real estate owned	0	4,399
Changes in accrued equity issuance costs	0	663
Changes in related party receivable from mortgage loan dispositions and repayments	$ 0	$ 3,583

Organization and basis of presentation	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation
Organization and basis of presentation

Altisource Residential Corporation was incorporated in Maryland on July 19, 2012, as a wholly owned subsidiary of Altisource. Our business is to acquire and manage single-family rental properties by acquiring portfolios of sub-performing and non-performing residential mortgage loans throughout the United States. Our preferred resolution methodology is to modify the sub-performing and non-performing loans. We believe modification followed by refinancing generates near-term cash flows, provides the highest possible economic outcome for us and is a socially responsible business strategy because it keeps more families in their homes. Of the remaining sub-performing and non-performing loans that are not modified, we expect a majority of them to be converted to single-family rental properties that we believe will generate long-term returns for our stockholders.

On December 21, 2012, which we refer to as the “separation date,” we separated from Altisource and became an independent publicly traded company through the contribution to us by Altisource of $100.0 million and the distribution of our shares of common stock to the shareholders of Altisource. Our shares of common stock began trading “regular way” on the New York Stock Exchange under the symbol “RESI” on December 24, 2012. Subsequent to our separation, we immediately commenced operations and began to incur costs as a result of becoming an independent publicly traded company.

We believe our acquisition strategy, multifaceted loan resolution methodologies and access to an established, nationwide renovation, leasing and property management infrastructure will provide us with multiple avenues of value creation and will help us to achieve our business objective of generating attractive risk-adjusted returns for our stockholders through dividends and capital appreciation.

We conduct substantially all of our activities through our wholly owned subsidiary Altisource Residential L.P., a Delaware limited partnership which we refer to as our “operating partnership.” The operating partnership was organized on June 7, 2012 which we refer to as “inception.” We own 100% of the operating partnership’s general partner and 100% of the outstanding partnership interests in our operating partnership.

We are managed by Altisource Asset Management Corporation which we refer to as “AAMC.” We rely on AAMC for administering our business and performing certain of our corporate governance functions. AAMC also provides portfolio management services in connection with our acquisition of sub-performing and non-performing loans, single-family properties and other assets.

On the separation date, we entered into long-term service agreements with Ocwen, a leading mortgage loan servicer, and Altisource, a leading provider of real estate and mortgage portfolio management, asset recovery and customer relationship management services.

We intend to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes beginning the year ending December 31, 2013. One of the requirements of electing and maintaining our qualification as a REIT is that we must distribute at least 90% of our annual REIT taxable income to our shareholders.

On March 22, 2013, our operating partnership entered into a master repurchase agreement with a major financial institution to finance the acquisition and ownership of residential mortgage loans and REO properties. The maximum funding available to us under the repurchase agreement is $100.0 million, subject to certain sublimits.

On May 1, 2013, we completed a public offering of 17,250,000 shares of common stock at $18.75 per share and received net proceeds of $309.5 million. We have used or intend to use the net proceeds of this offering to purchase additional sub-performing and non-performing residential mortgage loans, pay servicing fees for our mortgage loan portfolios, renovate the single-family rental properties we acquire, pay rental and property management expenses, pay fees and expenses to AAMC under the asset management agreement, fund our investment in NewSource Reinsurance Company, a title insurance and reinsurance company we refer to as “NewSource,” and for working capital.

Because we commenced operations on December 21, 2012, we have no comparable results for the three and six months ended June 30, 2012. Accordingly, we have not included the comparative three and six month periods from 2012 in our consolidated statement of operations. Additionally, because the operating partnership was organized on June 7, 2012, our consolidated statement of cash flows and consolidated statement of stockholders' equity for the six months ended June 30, 2012 do not include six full months of operating activities.

We ceased to be a development stage enterprise in the second quarter of 2013.

Basis of presentation and use of estimates

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States which we refer to as "U.S. GAAP." All wholly owned subsidiaries are included and all intercompany accounts and transactions have been eliminated. The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.

The unaudited consolidated financial statements and accompanying unaudited consolidated financial information, in our opinion, contain all adjustments (including normal recurring accruals) necessary for a fair presentation of our financial position, results of operations and cash flows. We have omitted certain notes and other information from the interim consolidated financial statements presented in this Quarterly Report as permitted by SEC rules and regulations. These consolidated financial statements should be read in conjunction with our 2012 annual report on Form 10-K.

Recently issued accounting standards

In accordance with ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, beginning in the first quarter of 2013 we are required to provide additional disclosures about the nature of our rights of offset and the related arrangements associated with our financial instruments. As a result, we have included additional disclosures pertaining to the collateral arrangement related to our repurchase agreement in this quarterly report.

Organization and Basis of Presentation

Altisource Residential Corporation was incorporated in Maryland on July 19, 2012, as a wholly owned subsidiary of Altisource. Our primary business is to acquire, own and manage single-family rental properties throughout the United States that meet our investment criteria. We currently intend to acquire single-family properties primarily through the acquisition of sub-performing and non-performing loan portfolios.

On December 21, 2012, which we refer to as the “separation date,” we separated from Altisource and became an independent publicly traded company through the contribution to us by Altisource of $100 million and the distribution of our shares of Class B common stock to the shareholders of Altisource. Our shares of Class B common stock began trading “regular way” on the New York Stock Exchange under the symbol “RESI” on December 24, 2012. The separation from Altisource is described in more detail in “Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations - Completion of Spin-Off.”

Our objective is to provide attractive risk-adjusted returns to our investors over the long-term primarily through dividends and secondarily through capital appreciation. We believe that the events affecting the housing and mortgage market in recent years create an opportunity to acquire single-family properties for rental purposes at valuations that meet our investment objectives. We believe that our ability to effectively acquire properties through the non-performing loan channel and to efficiently manage a widely dispersed portfolio of single-family properties will provide us with a competitive advantage in pursuing our strategy.

We conduct substantially all of our activities through our wholly-owned subsidiary Altisource Residential L.P., a Delaware limited partnership which we refer to as our “operating partnership.” The operating partnership was organized on June 7, 2012 which we refer to as “inception.” We own 100% of the operating partnership's general partner, and as of December 31, 2012, we owned 100% of the outstanding partnership interest in our operating partnership.

We are managed by Altisource Asset Management Corporation which we refer to as “AAMC.” We rely on AAMC for administering our business and performing certain of our corporate governance functions. AAMC also provides portfolio management services in connection with our acquisition of non-performing loans, single-family properties and other assets. AAMC was formed on March 15, 2012 as a wholly owned subsidiary of Altisource and was spun-off from Altisource concurrently with our separation from Altisource.

On the separation date, we entered into long-term service agreements with Ocwen, a leading mortgage loan servicer, and Altisource, a leading provider of real estate and mortgage portfolio management, asset recovery and customer relationship management services. We believe that these service agreements will provide us with a competitive advantage in acquiring portfolios of non-performing loans and in managing single family real-estate portfolios.

We intend to elect and qualify to be taxed as a REIT for U.S. federal income tax purposes beginning the year ended December 31, 2013. One of the requirements of electing and maintaining our qualification as a REIT is that we must distribute at least 90% of our annual REIT taxable income to our shareholders.

Subsequent to the separation, we immediately commenced operations and began to incur costs as a result of becoming an independent publicly traded company. As we have only commenced operations since the separation, these Consolidated Financial Statements are not indicative of our future performance and do not reflect what our results of operations, financial position and cash flows would have been had we commenced our business and operated as an independent, publicly traded company since inception.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States which we refer to as “U.S. GAAP." All intercompany accounts and transactions have been eliminated. The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

The Consolidated Financial Statements include wholly owned subsidiaries and those subsidiaries in which we own a majority voting interest with the ability to control operations of the subsidiaries and where no substantive participating rights or substantive kick out rights have been granted to the noncontrolling interests. Additionally, we would consolidate partnerships, joint ventures and limited liability companies when we control the major operating and financial policies of the entity through majority ownership, in our capacity as general partner or managing member or by contract. All intercompany transactions and accounts are eliminated.

Summary of Significant Accounting Policies	7 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Income Taxes

We believe that we will comply with the provisions of the Code applicable to REITs beginning for the year ended December 31, 2013. Accordingly, we believe that we will not be subject to federal income beginning the year ended December 31, 2013 on that portion of our REIT taxable income that is distributed to our shareholders as long as certain asset, income and share ownership tests are met. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income tax on our REIT taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to shareholders.

Our taxable REIT subsidiaries, if any, will be subject to federal and state income taxes. Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities will be recognized for the future tax consequences attributable to differences between the Consolidated Financial Statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities will be measured using enacted rates expected to apply to taxable income in the years in which management expects those temporary differences to be recovered or settled. The effect on deferred taxes of a change in tax rates will be recognized in income in the period in which the change occurs. Subject to our judgment, a valuation allowance will be established if realization of deferred tax assets is not more likely than not. We will recognize tax benefits only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard will be recognized as the largest amount that exceeds 50 percent likelihood of being realized upon settlement.

Cash Equivalents

We consider highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

Concentration of Credit Risk

We maintain our cash and cash equivalents at banking institutions. The account balances at the institutions may exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage.

Earnings Per Share

Basic earnings per share is computed by dividing net income/(loss) attributable to common stockholders by the weighted average common stock outstanding - basic. Diluted earnings per share is computed by dividing net income/(Loss) attributable to common stockholders by the weighted average common stock outstanding - basic plus the dilutive effect of stock options outstanding using the treasury stock method.

Comprehensive Income

For the period from inception to December 31, 2012, comprehensive income/(loss) equaled net income/(loss); therefore, a separate statement of comprehensive income is not included in our Consolidated Financial Statements.

Expense Reimbursement and Incentive Management Fees

Our asset manager's primary business is asset management. In its role as our asset manager, AAMC incurs direct and indirect costs related to managing our business which are contractually reimbursable by us. We allocate indirect costs (e.g. payroll and overhead) by estimating the time incurred for the benefit of each asset under management. We do not reimburse AAMC for any compensation to Mr. Erbey in connection with his role of Chairman of AAMC.

The incentive management fee we pay to AAMC is based on our contractually defined cash available for distribution.

Recent Accounting Pronouncements

None.

Mortgage loans	6 Months Ended
Jun. 30, 2013
Mortgage Loans on Real Estate [Abstract]
Mortgage loans
Mortgage loans at fair value

Acquisitions

During the six months ended June 30, 2013, we completed the acquisition of the following portfolios of non-performing residential mortgage loans:

•
On February 14, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of the underlying properties of $94.2 million as of the February 1, 2013 cut-off date for the transaction.

•
On March 21, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of the underlying properties of $38.7 million as of the March 18, 2013 cut-off date for the transaction.

•
On April 5, 2013, a portfolio of first lien residential mortgage loans, substantially all of which are non-performing, having aggregate market value of the underlying properties of $122.1 million as of the March 28, 2013 cut-off date for the transaction.

During the three and six months ended June 30, 2013, we expensed $0.1 million and $0.4 million, respectively, for due diligence costs related to these and other transactions.

Transfer of mortgage loans to real estate owned

During the three and six months ended June 30, 2013, we transferred 33 and 34 mortgage loans, respectively, at fair value based on broker price opinion (BPO) of $4.2 million and $4.4 million, respectively, to real estate owned.

Dispositions

During the three and six months ended June 30, 2013, we disposed of 28 and 38 mortgage loans, respectively, primarily through short sales and foreclosure sales. As a result, we recorded $1.7 million and $2.1 million, respectively, of net realized gains on mortgage loans.

Real estate assets, net	6 Months Ended
Jun. 30, 2013
Real Estate [Abstract]
Real estate assets, net
Real estate assets, net

Acquisitions

During the six months ended June 30, 2013, we acquired six residential properties, or "real estate owned," as part of the loan portfolio acquisitions described above which were converted to properties on foreclosure of the mortgage loans prior to the acquisition closing date. The aggregate purchase price attributable to these properties was $0.3 million. We acquired no residential properties in this manner during the three months ended June 30, 2013.

Real estate held for sale

As of June 30, 2013, we classified eight properties having carrying value of $0.9 million as real estate held for sale because we intend to sell the properties which do not meet our residential rental property investment criteria. The real estate held for sale balance is composed solely of real estate owned. These properties have had no significant operations, and, therefore, we are not presenting discontinued operations related to these properties.

Fair value of financial instruments	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair value of financial instruments

The following table sets forth the financial assets and liabilities that we measure at fair value by level within the fair value hierarchy as of June 30, 2013 ($ in thousands):

	Level 1	Level 2	Level 3
	Quoted prices in active markets	Observable inputs other than Level 1 prices	Unobservable inputs
Recurring basis (assets)
Mortgage loans	$—	$—	$163,520
Nonrecurring basis (assets)
Transfer of mortgage loans to real estate owned	$—	$—	$4,399
Not recognized on consolidated balance sheets at fair value (liabilities)
Repurchase agreement at fair value	$—	$472	$—

There were no corresponding financial assets or liabilities measured at fair value as of December 31, 2012 because we did not own any mortgage loans or residential properties at that time. Additionally, there have been no transfers between levels for the three or six months ended June 30, 2013.

The carrying values of our cash and cash equivalents, related party receivables, accounts payable and accrued liabilities and related party payables are equal to or approximate fair value. The fair value of the repurchase agreement that we entered into on March 22, 2013 was estimated using the income approach to approximate the price that would be paid in an orderly transaction between market participants on the measurement date for similar floating rate debt.

The following table sets forth the changes in our level 3 assets that are measured at fair value on a recurring basis ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Mortgage loans
Beginning balance	$87,670	$—
Investment in mortgage loans	79,908	168,165
Net unrealized gain on mortgage loans	7,165	8,293
Net realized gain on mortgage loans	1,719	2,106
Mortgage loan dispositions and repayments	(8,699)	(10,645)
Transfer of mortgage loans to real estate owned	(4,243)	(4,399)
Ending balance	$163,520	$163,520

Net unrealized gain on mortgage loans held	$7,165	$8,293
Accumulated net unrealized gain on mortgage loans held	$8,293	$8,293

There was no corresponding activity for level 3 assets for the three and six months ended June 30, 2012 because we did not own any such assets at that time.

The following table sets forth the fair value of our mortgage loans and the related unpaid principal balance and market value of underlying properties by delinquency as of June 30, 2013 ($ in thousands):

	Number of loans	Carrying value	Unpaid principal balance	Market value of underlying properties
Current	102	$10,748	$22,020	$18,178
30	33	2,793	6,411	4,560
60	30	4,299	8,093	6,449
90	460	53,905	106,381	81,086
Foreclosure	707	91,775	185,077	134,500
Mortgage loans	1,332	$163,520	$327,982	$244,773

We did not hold any corresponding mortgage loans as of December 31, 2012.

The significant unobservable inputs used in the fair value measurement of our mortgage loans are discount rates, home prices, gross rental rates, alternate loan resolution probabilities and timelines. Significant changes in any of these inputs in isolation could result in a significant change to the fair value measurement. A decline in the discount rate in isolation would increase the fair value of an asset. A decrease in the housing pricing index or gross rental rates in isolation would decrease the fair value. Individual loan characteristics such as location and value of underlying collateral affect the loan resolution probabilities and timelines. An increase in the loan resolution timeline in isolation would decrease the fair value. The following table sets forth quantitative information about the significant unobservable inputs used to measure the fair value of our mortgage loans as of June 30, 2013:

Input	Range
Discount rate	15.0%
Gross monthly rental rate	$480 to $5,030
Home pricing index range	-1.8% to 4.6%
Loan resolution probabilities - modification	0% to 22.3%
Loan resolution probabilities - rental	0% to 100.0%
Loan resolution probabilities - liquidation	0% to 100.0%
Loan resolution timelines	1 to 67 months

There were no corresponding fair value measurements which required significant unobservable inputs as of December 31, 2012 because we did not own any such assets at that time.
Disclosure About Fair Value of Financial Instruments The carrying value of our cash and cash equivalents equals fair value.

Repurchase agreement	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Repurchase agreement
Repurchase agreement

On March 22, 2013, our operating partnership entered into a master repurchase agreement with a major financial institution. The purpose of the repurchase agreement is to finance the purchase and beneficial ownership of mortgage loans and REO properties in our portfolio. We have effective control of the assets associated with this agreement and therefore have concluded this is a financing arrangement. The maximum funding amount available to us under the repurchase agreement is $100.0 million, subject to certain sublimits. As of June 30, 2013, an aggregate of $0.5 million was outstanding under the repurchase agreement which was collateralized by mortgage loans and real estate owned with a carrying value of $1.0 million. As of June 30, 2013 the cost of funds for amounts borrowed under the repurchase agreement was approximately 3.5%. As of July 18, 2013, an aggregate of $0.5 million was outstanding under the repurchase agreement. The obligations under the repurchase agreement are fully guaranteed by the Company. The repurchase agreement matures on March 21, 2014.

Under the terms of the repurchase agreement, as collateral for the funds we draw thereunder, the operating partnership will sell to the lender equity interests in our Delaware statutory trust subsidiary that owns the underlying mortgage assets on our behalf. In the event the lender determines the value of the collateral has decreased, it has the right to initiate a margin call and require us to post additional collateral or to repay a portion of the outstanding borrowings. The price paid by the lender for each underlying mortgage asset we finance under the repurchase agreement is based on a percentage of the market value of the underlying mortgage asset and depends on its delinquency status. With respect to funds drawn under the repurchase agreement, the operating partnership is required to pay the lender interest at the lender's cost of funds plus a spread calculated based on the type of applicable underlying mortgage assets collateralizing the funding, as well as certain other customary fees, administrative costs and expenses to maintain and administer the repurchase agreement.

The repurchase agreement requires us to maintain various financial and other covenants, including maintaining a minimum adjusted tangible net worth, a maximum ratio of indebtedness to adjusted tangible net worth and specified levels of unrestricted cash as well as restrictions on net losses in excess of specified amounts. In addition, the repurchase agreement contains customary events of default. We are restricted by the terms of our repurchase agreement from paying dividends greater than our REIT taxable income in a calendar year.

We are currently in compliance with the covenants and other requirements with respect to the repurchase agreement. We monitor our banking partner's ability to perform under the repurchase agreement and have concluded there is currently no reason to doubt that it will continue to perform under the repurchase agreement as contractually obligated.

Commitments and contingencies	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

On December 21, 2012, we entered into a subscription agreement to invest $18.0 million in the non-voting preferred stock of NewSource Reinsurance Company Ltd., a title insurance and reinsurance company. No amounts have been invested as of June 30, 2013, and, therefore, the commitment remains $18.0 million as of June 30, 2013.

Litigation, claims and assessments

We are not currently the subject of any material legal or regulatory proceedings, and no legal or regulatory proceedings have been threatened against us. We may be involved, from time to time, in legal proceedings that arise in the ordinary course of business.

Commitments and Contingencies

On December 21, 2012, we entered into a subscription agreement to invest $18.0 million in the non-voting preferred stock of NewSource.

Litigation, Claims and Assessments

We are not currently the subject of any material legal or regulatory proceedings, and no legal or regulatory proceedings have been threatened against us. We may be involved, from time to time, in legal proceedings that arise in the ordinary course of business.

Related party transactions	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

During the six months ended June 30, 2013, we acquired a portfolio from Ocwen of non-performing first lien residential mortgage loans having aggregate market value of underlying properties of $94.2 million as of the February 1, 2013 cut-off date for the transaction. The aggregate purchase price for this portfolio was $64.4 million.

Our Consolidated Statements of Operations included the following significant related party transactions ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013	Counter-party	Consolidated Statements of Operations location
Related party mortgage loan servicing costs	$1,242	$1,634	Ocwen	Related party mortgage loan servicing costs
Due diligence costs	$—	$183	Altisource	Related party general and administrative expenses
Expense reimbursements	$1,156	$2,057	AAMC	Related party general and administrative expenses

There were no corresponding related party transactions from June 7, 2012 (inception) to June 30, 2012.

Related-Party Transactions

Our Manager

We are party to an asset management agreement with AAMC, which we refer to as the “asset management agreement,” to administer our business activities and day-to-day operations. Among other services, AAMC will provide us with a management team and appropriate support personnel. The asset management agreement has an initial term of 15 years, and will be automatically renewed for a one-year term on each anniversary date thereafter unless terminated in accordance with its terms. During the term of the asset management agreement, we may not employ or contract with any third party to provide the same or substantially similar services without AAMC's prior written consent. So long as we have an average of $50 million of capital available for investment over the previous two fiscal quarters, AAMC may not contract or engage with any other party investing in single-family rental assets or non-performing loans to provide the same or substantially similar services without our prior written consent.

Expense Reimbursement

The following table sets forth the major components of the expense reimbursement which is a component of related party payables on the Consolidated Balance Sheet (in thousands):

June 7, 2012 (Inception) to December 31, 2012
Compensation Costs	$34
Other	8
$42

Incentive Management Fee

Additionally, we will pay AAMC an incentive management fee, which we refer to as our “incentive management fee,” as follows: (i) 2% of all cash available for distribution by us to our shareholders until the aggregate amount of such cash dividends paid during the quarter divided by the average number of shares of our common stock outstanding during the quarter, which we refer to as the “quarterly per share distribution amount,” exceeds $0.161, then (ii) 15% of all additional cash available for distribution by us to our shareholders until the quarterly per share distribution amount exceeds $0.193, then (iii) 25% of all additional cash available for distribution by us to our shareholders until the quarterly per share distribution amount exceeds $0.257, and thereafter (iv) 50% of all additional cash available for distribution by us to our shareholders (in each case as such amounts may be appropriately adjusted from time to time to take into account the effect of any stock split, reverse stock split or stock dividend). We will distribute the quarterly per share amount after the application of the incentive management fee payable to AAMC.

The incentive management fee thresholds described above will be reduced to the extent that we pay or are deemed to pay dividends of cash from capital transactions. In the event that we pay or are deemed to pay dividends of cash from capital transactions so that a hypothetical holder of one share of our Class B common stock acquired on the separation date has received with respect to such share of Class B common stock, since the separation date, distributions of cash that are deemed to be cash from capital transactions in an aggregate amount equal to $12.74 (the approximate book value of single share of our Class B common stock as of the separation date), then all of the foregoing thresholds will be reduced to zero, and we will pay a quarterly incentive management fee equal to 50% of all additional cash available for distribution by us to our shareholders. We may from time to time raise capital by issuing shares of Class A common stock with a distribution preference to the Class B common stock. For the purpose of this calculation, any Class A common stock dividend priority will be disregarded. As of December 31, 2012 and January 30, 2013, no Class A common stock has been issued.

We have paid no incentive management fee from inception to December 31, 2012.

Termination

We may not terminate the asset management agreement which was entered into concurrently with the separation, without cause during the first 24 months of its term. Following such 24-month period, we may terminate the asset management agreement without cause upon the determination of at least two-thirds of our independent Directors that (i) there has been unsatisfactory performance by AAMC that is materially detrimental to us or (ii) the compensation payable to AAMC under the asset management agreement is unreasonable unless AAMC agrees to compensation that at least 67% of our independent Directors determine is reasonable.

AAMC may terminate the asset management agreement without cause by providing written notice to us no later than 180 days prior to the anniversary date of the asset management agreement of any year during the initial term or a renewal term, and the asset management agreement will terminate effective as of the anniversary date of the asset management agreement next following the delivery of such notice.

We will be required to pay AAMC a termination fee in the event that the asset management agreement is terminated as a result of (i) a termination by us without cause, (ii) a termination by AAMC as a result of our becoming regulated as an “investment company” under the Investment Company Act or (iii) a termination by AAMC if we default in the performance of any material term of the asset management agreement (subject to a notice and cure period). The termination fee will be equal to three times the average annual incentive fee earned by AAMC during the prior 24-month period immediately preceding the date of termination calculated as of the end of the most recently completed fiscal quarter prior to the date of termination. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, all of the related party loan servicing, construction and support services agreements may also be terminated.

Agreements with Service Providers

Ocwen Servicing Agreement

We have a 15-year servicing agreement which was entered into concurrently with the separation with Ocwen, which we refer to as the “Ocwen servicing agreement,” to provide servicing of the mortgage loans we acquire and seek to maximize the value of those mortgage loans through Ocwen's loan modification, assisted deed-in-lieu, assisted deed-for-lease and other loss mitigation programs. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the Ocwen servicing agreement may be terminated. The total fees incurred by us under this agreement will be dependent upon the number and type of acquired mortgage loans that Ocwen services pursuant to the terms of the agreement. No costs were incurred from inception to December 31, 2012 related to this agreement.

Altisource Master Services Agreement

We have a 15-year servicing agreement which was entered into concurrently with the separation with Altisource, which we refer to as the “Altisource master servicing agreement,” to provide construction management, leasing and property management services associated with the acquired single-family rental assets. The total fees incurred by us under this agreement will be dependent upon the property management, leasing and construction management services required on an asset-specific basis and will vary significantly based upon the location and condition of the asset as well as current market conditions and customer turnover. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the Altisource master services agreement may be terminated. No costs were incurred from inception to December 31, 2012 related to this agreement.

Support Services Agreement

We and AAMC both have a 2-year support services agreement which was entered into concurrently with the separation with Altisource, which we refer to as the “Altisource support services agreement,” to provide, as necessary, services to us in such areas as human resources, vendor management operations, corporate services, risk management and six sigma, quality assurance, consumer psychology, treasury, finance and accounting, legal, tax, compliance and other support services. The total fees incurred by us under this agreement will be dependent upon our business activity and the level of services required in connection therewith. We believe that the terms and conditions of the Altisource support services agreement are no less favorable to us than those available from unrelated parties for a comparable arrangement. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the support services agreement will simultaneously terminate. No costs were incurred from inception to December 31, 2012 related to this agreement.

Trademark License Agreement

We have a trademark license agreement with Altisource to grant us a non-exclusive, non-transferable, non-sublicensable, royalty free license to use the name “Altisource.” The agreement may be terminated by either party upon 30 days written notice, with or without cause. In the event that this agreement is terminated, all rights and licenses granted thereunder, including, but not limited to, the right to use “Altisource” in our name will terminate. In the event the asset management agreement is terminated without cause by us or for cause by AAMC, the trademark license agreement will simultaneously terminate.

Contributed Capital

On December 21, 2012 we issued 7.8 million shares of Class B common stock in connection with our separation from Altisource. Altisource contributed total cash of $100 million to us. The the proceeds from the capital contribution were contributed by us to the operating partnership for 100% of the then outstanding common interest in the operating partnership. We plan to use the contributed cash for working capital purposes, for the funding of our acquisition and renovation activity and for making an investment in NewSource.

Share-based payments	6 Months Ended
Jun. 30, 2013
Share-Based Payments [Abstract]
Share-based Payments
Share-based payments

During the six months ended June 30, 2013, we granted 16,355 shares of stock pursuant to our 2013 Director Equity Plan with weighted average grant date fair value per share of $18.47. Of these shares, 4,265 were issued in connection with our directors' service on the board from January 24, 2013 to our 2013 annual meeting of stockholders and the remaining 12,090 are expected to be issued for their service from the 2013 annual meeting to the 2014 annual meeting of stockholders. As of June 30, 2013, we had an aggregate of $0.2 million of total unrecognized stock-based compensation costs which will be recognized over a weighted average remaining estimated term of 0.92 years.

Equity	7 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
Equity

Altisource Capital Contribution

On December 21, 2012 we issued 7.8 million shares of Class B common stock in connection with our separation from Altisource, and Altisource contributed total cash of $100.0 million to us. As required by the terms of the partnership agreement of the operating partnership, the proceeds from the capital contribution were contributed by us to the operating partnership for 100% of the outstanding preferred interest in the operating partnership. We plan to use the contributed cash for working capital purposes, for the funding of our acquisition and renovation activity and for making an investment in NewSource.

Authorized Capital Stock

Under our Charter, we are authorized to issue 300 million shares of common stock, consisting of 200 million shares of common stock, par value $0.01 per share, of which 100 million shares are classified as Class A common stock and 100 million shares are classified as Class B common stock and 100 million shares of preferred stock, par value $0.01 per share.

Dividends

The holders of Class A common stock will be entitled to receive, prior to any distribution to holders of Class B common stock, cumulative dividends of $0.644 per share during the three years beginning from the initial public offering of Class A shares which we refer to as the “priority period.” At the conclusion of the priority period, all Class B common stock will be converted to Class A common stock. There are no Class A shares outstanding as of December 31, 2012. We paid no dividends from inception to December 31, 2012.

Stock Options

We issued stock options under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan as part of the separation to holders of Altisource stock options to purchase shares of our common stock in a ratio of one share of our common stock to every three shares of Altisource common stock. Because the options were granted as part of the separation to employees of Altisource, we include no share-based compensation related to these options in our Consolidated Financial Statements.

The following table sets forth the number of options issuable under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan:

December 31, 2012
Stock Options Granted (2012 Conversion Option Plan)	809,240
Stock Options Granted (2012 Special Conversion Option Plan)	210,184
Remaining Options Issuable	—
Total Issuable	1,019,424

The following table sets forth the activity of our outstanding options:

	Number of Options	Weighted Average Exercise Price Per Share
June 7, 2012 (Inception)	—	$—
Stock Options Granted (2012 Conversion Option Plan)	809,240	2.33
Stock Options Granted (2012 Special Conversion Option Plan)	210,184	1.15
December 31, 2012 (a)	1,019,424	$2.09

__________

(a) The outstanding options as of December 31, 2012 had a weighted average remaining life of 6.1 years with total intrinsic value of $14.0 million.

There were no options exercised for the period from inception to December 31, 2012. We have 658,915 options exercisable as of December 31, 2012 with weighted average exercise price of $1.47, weighted average remaining life of 5.5 years and intrinsic value of $9.5 million. Of these exercisable options, none had exercise prices higher than the market price of our common stock as of December 31, 2012.

Income taxes	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes
Income taxes

To qualify as a REIT, we must meet certain organizational and operational requirements including the requirement to distribute at least 90% of our annual REIT taxable income to our shareholders. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders and provided we satisfy the REIT requirements including certain asset, income, distribution and stock ownership tests. If we fail to qualify as a REIT, and do not qualify for certain statutory relief provisions, we will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which we lost our REIT qualification. Accordingly, our failure to qualify as a REIT could have a material adverse impact on our results of operations and amounts available for distribution to our shareholders.

A REIT's dividend paid deduction for qualifying dividends to its shareholders is computed using its taxable income as opposed to net income reported on the consolidated financial statements. Taxable income, generally, will differ from net income reported on the consolidated financial statements because the determination of taxable income is based on tax regulations and not financial accounting principles.

The Company may elect to treat certain of its future subsidiaries as taxable REIT subsidiaries which we refer to as “TRS”. In general, a TRS may hold assets and engage in activities that the REIT cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes.

As of June 30, 2013, we did not have any unrecognized tax benefits. Additionally, we did not accrue interest or penalties associated with any unrecognized tax benefits, nor was any interest expense or penalty recognized during the year. Our subsidiaries and we remain subject to tax examination for the period from inception to December 31, 2012.

Income Taxes

We are domiciled in the United States under Maryland law; therefore, the corporate entity is obligated to pay taxes in the United States on either income or capital gains. We are currently subject to corporate federal and state income taxes. From inception to December 31, 2012, we had future taxable income deductions (deferred tax assets) related initial year expenditures resulting from a net operating loss. We have recorded a valuation allowance equal to 100% of the resulting gross deferred tax asset due to the uncertainty of realizing the benefit and the intention to elect to be taxed as a REIT beginning the year ended December 31, 2013.

To qualify as a REIT, we must meet certain organizational and operational requirements including the requirement to distribute at least 90% of our annual REIT taxable income to our shareholders. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders and provided we satisfy the REIT requirements including certain asset, income, distribution and stock ownership tests. If we fail to qualify as a REIT, and do not qualify for certain statutory relief provisions, we will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which we lost our REIT qualification. Accordingly, our failure to qualify as a REIT could have a material adverse impact on our results of operations and amounts available for distribution to our shareholders.

A REIT's dividend paid deduction for qualifying dividends to its shareholders is computed using its taxable income as opposed to net income reported on the consolidated financial statements. Taxable income, generally, will differ from net income reported on the consolidated financial statements because the determination of taxable income is based on tax regulations and not financial accounting principles.

The Company may elect to treat certain of its future subsidiaries as taxable REIT subsidiaries which we refer to as “TRS”. In general, a TRS may hold assets and engage in activities that the REIT cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes.

The following table sets forth the components of our deferred tax assets (in thousands):

December 31, 2012
Net Operating Loss Carry-Forwards	$19
Accrued Expenses	16
Gross Deferred Tax Asset	35
Valuation Allowance	(35)
Net Deferred Tax Asset	$—

The following table sets for the reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate:

June 7, 2012 (Inception) to December 31, 2012
U.S. Federal Income Tax Rate	(35.0)%
State and Local Income Tax Rates	(3.9)%
Valuation Allowance	38.9%
Effective Income Tax Rate	—%

As of December 31, 2012, we did not have any unrecognized tax benefits. Additionally, we did not accrue interest or penalties associated with any unrecognized tax benefits, nor was any interest expense or penalty recognized during the year. We and our subsidiaries remain subject to tax examination for the period from inception to December 31, 2012.

Earnings per share	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per share

The following table sets forth the components of diluted earnings per share (in thousands, except shares amounts):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Numerator
Net income	$5,227	$4,243

Denominator
Weighted average common stock outstanding – basic	19,374,601	13,624,599
Stock options using the treasury method	884,583	897,628
Weighted average common stock outstanding – diluted	20,259,184	14,522,227

Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive	—	—
Earnings Per Share Because we incurred a net loss attributable to Class B Stockholders from inception to December 31, 2012, basic and diluted earnings per share are equivalent for the period.

Segment information	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment information
Segment information

Our primary business is the acquisition and ownership of single-family rental assets. Our primary sourcing strategy is to acquire these assets by purchasing sub-performing and non-performing mortgages. As a result, we operate in a single segment focused on the resolution of sub-performing and non-performing mortgages with the intent to modify as many loans as possible to keep borrowers in their homes or own the collateral which is suitable as long-term rental properties.
Segment Information We currently operate under one reportable segment.

Quarterly Financial Data	7 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Data (Unaudited)

The following tables set forth quarterly financial information (in thousands):

	2012
	June 7 (Inception) to September 30	Fourth Quarter	Total
Net (Loss) Attributable to Common Stockholders	$—	$(89)	$(89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share	$—	$(0.01)	$(0.01)
(Loss) Per Share of Class B Common Stock – Diluted:
(Loss) Per Diluted Share	$—	$(0.01)	$(0.01)

Summary of Significant Accounting Policies (Policies)	7 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Income Taxes
Income Taxes

We believe that we will comply with the provisions of the Code applicable to REITs beginning for the year ended December 31, 2013. Accordingly, we believe that we will not be subject to federal income beginning the year ended December 31, 2013 on that portion of our REIT taxable income that is distributed to our shareholders as long as certain asset, income and share ownership tests are met. As a REIT, we generally will not be subject to federal income tax to the extent we distribute our REIT taxable income to our shareholders. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income tax on our REIT taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the IRS grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to shareholders.

Our taxable REIT subsidiaries, if any, will be subject to federal and state income taxes. Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities will be recognized for the future tax consequences attributable to differences between the Consolidated Financial Statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities will be measured using enacted rates expected to apply to taxable income in the years in which management expects those temporary differences to be recovered or settled. The effect on deferred taxes of a change in tax rates will be recognized in income in the period in which the change occurs. Subject to our judgment, a valuation allowance will be established if realization of deferred tax assets is not more likely than not. We will recognize tax benefits only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard will be recognized as the largest amount that exceeds 50 percent likelihood of being realized upon settlement.

Cash Equivalents	Cash Equivalents We consider highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk
Concentration of Credit Risk

We maintain our cash and cash equivalents at banking institutions. The account balances at the institutions may exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage.

Earnings Per Share
Earnings Per Share

Basic earnings per share is computed by dividing net income/(loss) attributable to common stockholders by the weighted average common stock outstanding - basic. Diluted earnings per share is computed by dividing net income/(Loss) attributable to common stockholders by the weighted average common stock outstanding - basic plus the dilutive effect of stock options outstanding using the treasury stock method.

Comprehensive Income
Comprehensive Income

For the period from inception to December 31, 2012, comprehensive income/(loss) equaled net income/(loss); therefore, a separate statement of comprehensive income is not included in our Consolidated Financial Statements.

Expense Reimbursement and Incentive Management Fee
Expense Reimbursement and Incentive Management Fees

Our asset manager's primary business is asset management. In its role as our asset manager, AAMC incurs direct and indirect costs related to managing our business which are contractually reimbursable by us. We allocate indirect costs (e.g. payroll and overhead) by estimating the time incurred for the benefit of each asset under management. We do not reimburse AAMC for any compensation to Mr. Erbey in connection with his role of Chairman of AAMC.

The incentive management fee we pay to AAMC is based on our contractually defined cash available for distribution.

Recent Accounting Pronouncements	Recent Accounting Pronouncements None.

Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurements, recurring and nonrecurring
The following table sets forth the financial assets and liabilities that we measure at fair value by level within the fair value hierarchy as of June 30, 2013 ($ in thousands):

	Level 1	Level 2	Level 3
	Quoted prices in active markets	Observable inputs other than Level 1 prices	Unobservable inputs
Recurring basis (assets)
Mortgage loans	$—	$—	$163,520
Nonrecurring basis (assets)
Transfer of mortgage loans to real estate owned	$—	$—	$4,399
Not recognized on consolidated balance sheets at fair value (liabilities)
Repurchase agreement at fair value	$—	$472	$—

Fair value, assets measured on recurring basis, unobservable input reconciliation
The following table sets forth the changes in our level 3 assets that are measured at fair value on a recurring basis ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Mortgage loans
Beginning balance	$87,670	$—
Investment in mortgage loans	79,908	168,165
Net unrealized gain on mortgage loans	7,165	8,293
Net realized gain on mortgage loans	1,719	2,106
Mortgage loan dispositions and repayments	(8,699)	(10,645)
Transfer of mortgage loans to real estate owned	(4,243)	(4,399)
Ending balance	$163,520	$163,520

Net unrealized gain on mortgage loans held	$7,165	$8,293
Accumulated net unrealized gain on mortgage loans held	$8,293	$8,293

Delinquency by unpaid principal balance
The following table sets forth the fair value of our mortgage loans and the related unpaid principal balance and market value of underlying properties by delinquency as of June 30, 2013 ($ in thousands):

	Number of loans	Carrying value	Unpaid principal balance	Market value of underlying properties
Current	102	$10,748	$22,020	$18,178
30	33	2,793	6,411	4,560
60	30	4,299	8,093	6,449
90	460	53,905	106,381	81,086
Foreclosure	707	91,775	185,077	134,500
Mortgage loans	1,332	$163,520	$327,982	$244,773

Fair value measurements, recurring and nonrecurring, valuation techniques
The following table sets forth quantitative information about the significant unobservable inputs used to measure the fair value of our mortgage loans as of June 30, 2013:

Input	Range
Discount rate	15.0%
Gross monthly rental rate	$480 to $5,030
Home pricing index range	-1.8% to 4.6%
Loan resolution probabilities - modification	0% to 22.3%
Loan resolution probabilities - rental	0% to 100.0%
Loan resolution probabilities - liquidation	0% to 100.0%
Loan resolution timelines	1 to 67 months

There were no corresponding fair value measurements which required significant unobservable inputs as of December 31, 2012 because we did not own any such assets at that time.

Related party transactions (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
Our Consolidated Statements of Operations included the following significant related party transactions ($ in thousands):

	Three months ended June 30, 2013	Six months ended June 30, 2013	Counter-party	Consolidated Statements of Operations location
Related party mortgage loan servicing costs	$1,242	$1,634	Ocwen	Related party mortgage loan servicing costs
Due diligence costs	$—	$183	Altisource	Related party general and administrative expenses
Expense reimbursements	$1,156	$2,057	AAMC	Related party general and administrative expenses

The following table sets forth the major components of the expense reimbursement which is a component of related party payables on the Consolidated Balance Sheet (in thousands):

June 7, 2012 (Inception) to December 31, 2012
Compensation Costs	$34
Other	8
$42

Equity (Tables)	7 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table sets forth the number of options issuable under the 2012 Conversion Option Plan and 2012 Special Conversion Option Plan:

December 31, 2012
Stock Options Granted (2012 Conversion Option Plan)	809,240
Stock Options Granted (2012 Special Conversion Option Plan)	210,184
Remaining Options Issuable	—
Total Issuable	1,019,424

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table sets forth the activity of our outstanding options:

	Number of Options	Weighted Average Exercise Price Per Share
June 7, 2012 (Inception)	—	$—
Stock Options Granted (2012 Conversion Option Plan)	809,240	2.33
Stock Options Granted (2012 Special Conversion Option Plan)	210,184	1.15
December 31, 2012 (a)	1,019,424	$2.09

Income taxes Income Taxes (Tables)	7 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the components of our deferred tax assets (in thousands):

December 31, 2012
Net Operating Loss Carry-Forwards	$19
Accrued Expenses	16
Gross Deferred Tax Asset	35
Valuation Allowance	(35)
Net Deferred Tax Asset	$—

Schedule of Effective Income Tax Rate Reconciliation
The following table sets for the reconciliation of the statutory U.S. federal income tax rate to our effective income tax rate:

June 7, 2012 (Inception) to December 31, 2012
U.S. Federal Income Tax Rate	(35.0)%
State and Local Income Tax Rates	(3.9)%
Valuation Allowance	38.9%
Effective Income Tax Rate	—%

Earnings per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The following table sets forth the components of diluted earnings per share (in thousands, except shares amounts):

	Three months ended June 30, 2013	Six months ended June 30, 2013
Numerator
Net income	$5,227	$4,243

Denominator
Weighted average common stock outstanding – basic	19,374,601	13,624,599
Stock options using the treasury method	884,583	897,628
Weighted average common stock outstanding – diluted	20,259,184	14,522,227

Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive	—	—

Quarterly Financial Data (Tables)	7 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Data (Unaudited)

The following tables set forth quarterly financial information (in thousands):

	2012
	June 7 (Inception) to September 30	Fourth Quarter	Total
Net (Loss) Attributable to Common Stockholders	$—	$(89)	$(89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share	$—	$(0.01)	$(0.01)
(Loss) Per Share of Class B Common Stock – Diluted:
(Loss) Per Diluted Share	$—	$(0.01)	$(0.01)

Organization and basis of presentation (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended
	May 01, 2013	Dec. 21, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Mar. 22, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from Contributed Capital		$ 100,000,000
Ownership percentage in general partner of the operating partnership				100.00%	100.00%
Ownership interest in operating partnerhip		100.00%		100.00%	100.00%
Line of credit facility, maximum borrowing capacity						100,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Sale of Stock, Price Per Share	$ 18.75
Issuance of common stock, including stock option exercises	$ 309,500,000		$ 500,000	$ 323,427,000	$ 100,000,000

Mortgage loans (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 property loan	Jun. 30, 2013 property loan
Mortgage loans at fair value [Line Items]
Number of real estate properties acquired through foreclosure		33	34
Transfer of mortgage loans to real estate owned	$ 0		$ 4,399,000
Number of mortgage loans liquidated		28	38
Residential mortgage [Member] | Loans receivable [Member]
Mortgage loans at fair value [Line Items]
Due diligence costs		100,000	400,000
Transfer of mortgage loans to real estate owned		4,200,000	4,399,000
Gain on disposition of assets		1,719,000	2,100,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool one [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			94,200,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool two [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			38,700,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool Three [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			$ 122,100,000

Real estate assets, net - Components of real estate assets (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 property	Dec. 31, 2012
Real Estate [Abstract]
Number of real estate properties directly acquired		6
Real estate directly acquired	$ 0	$ 278
Number of real estate properties held for sale		8
Real estate assets held for sale		$ 901	$ 0

Fair value of financial instruments - Fair value, assets and liabilities measured on recurring and nonrecurring basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	$ 0
Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	472
Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	163,520
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	$ 4,399

Fair value of financial instruments - Fair value, assets measure on recurring basis, unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net unrealized gain on mortgage loans	$ 0	$ 7,165	$ 8,293
Fair value, inputs, level 3 [Member] | Loans receivable [Member] | Residential mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		87,670	0
Investment in mortgage loans		79,908	168,165
Net unrealized gain on mortgage loans		7,165	8,293
Net realized gain on mortgage loans		1,719	2,106
Mortgage loan dispositions and repayments		(8,699)	(10,645)
Transfer of mortgage loans to real estate owned		(4,243)	(4,399)
Ending balance		163,520	163,520
Net unrealized gain on mortgage loans		7,165	8,293
Accumulated net unrealized gains on mortgage loans at fair value still held		$ 8,293	$ 8,293

Fair value of financial instruments - Fair value by delinquency (details) (Residential portfolio segment [Member], Loans receivable [Member], Residential mortgage [Member], USD $)
In Thousands, unless otherwise specified	Jun. 30, 2013 loan
Residential portfolio segment [Member] | Loans receivable [Member] | Residential mortgage [Member]
Number of loans
Current	102
30	33
60	30
90	460
Foreclosure	707
Mortgage loans, number of loans	1,332
Carrying value
Current	$ 10,748
30	2,793
60	4,299
90	53,905
Foreclosure	91,775
Mortgage loans	163,520
Unpaid principal balance
Current	22,020
30	6,411
60	8,093
90	106,381
Foreclosure	185,077
Mortgage loans, unpaid principal balance	327,982
Collateral market value
Current	18,178
30	4,560
60	6,449
90	81,086
Foreclosure	134,500
Mortgage loans, collateral at fair value	$ 244,773

Fair value of financial instruments - Fair value inputs, quantitative information (Details) (Loans receivable [Member], Residential mortgage [Member], Fair value, inputs, level 3 [Member], USD $)	6 Months Ended
Jun. 30, 2013
Fair value inputs, assets, quantitative information [Line Items]
Discount rate	15.00%
Minimum [Member]
Fair value inputs, assets, quantitative information [Line Items]
Gross monthly rental rate	480
Home pricing index range	(1.80%)
Loan resolution probabilities - modification	0.00%
Loan resolution probabilities - rental	0.00%
Loan resolution probabilities - liquidation	0.00%
Loan resolution timelines	1 month
Maximum [Member]
Fair value inputs, assets, quantitative information [Line Items]
Gross monthly rental rate	5,030
Home pricing index range	4.60%
Loan resolution probabilities - modification	22.30%
Loan resolution probabilities - rental	100.00%
Loan resolution probabilities - liquidation	100.00%
Loan resolution timelines	67 months

Repurchase agreement (Details) (USD $)	Jun. 30, 2013	Mar. 22, 2013	Dec. 31, 2012	Jun. 30, 2013 Secured debt [Member] Master repurchase agreement [Member]	Mar. 22, 2013 Secured debt [Member] Master repurchase agreement [Member]	Jul. 18, 2013 Secured debt [Member] Master repurchase agreement [Member] Subsequent event [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 100,000,000			$ 100,000,000
Repurchase agreement	472,000		0	500,000		500,000
Loans pledged as collateral under repurchase agreement				$ 1,000,000
Line of Credit Facility, Interest Rate at Period End	3.50%

Commitments and contingencies (Details) (Subscription agreement [Member], Preferred stock [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 21, 2012
Subscription agreement [Member] | Preferred stock [Member]
Other Commitments [Line Items]
Commitment to invest in non-voting preferred stock	$ 18	$ 18

Related party transactions (Details) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	7 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	6 Months Ended
	May 01, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 21, 2012	Dec. 21, 2012 Common Class B [Member]	Jun. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Loan servicing costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Ocwen Financial Corporation [Member] Loan portfolio expense [Member] Loan servicing costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Portfolio Solutions [Member] Related party general and administrative expense [Member] Due diligence costs [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Jun. 30, 2013 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Dec. 31, 2012 Affiliated Entity [Member] Altisource Asset Management Corporation [Member] Related party general and administrative expense [Member] Expense reimbursements [Member]	Jun. 30, 2013 Mortgage loans on real estate, Pool one [Member] Loans receivable [Member] Residential mortgage [Member] Ocwen Financial Corporation [Member] Acquisition of nonperforming loans [Member]
Other Related Party Information [Abstract]
Book value per share					$ 12.74
Ownership interest in operating partnerhip			100.00%	100.00%	100.00%
Related party transaction [Line Items]
Loans acquired from related party, aggregate collateral fair value														$ 94,200,000
Loans acquired from related party, aggregate purchase price														64,400,000
Compensation Costs													34,000
Other													8,000
Related party expenses							1,242,000	1,634,000	0	183,000	1,156,000	2,057,000	42,000
Proceeds from Issuance of Common Stock	$ 309,500,000	$ 500,000	$ 323,427,000	$ 100,000,000		$ 100,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000					7,800,000

Related party transactions Incentive Management Fee (Details) (Affiliated Entity [Member], Incentive managment fee [Member], Altisource Asset Management Corporation [Member], USD $)	7 Months Ended
Dec. 31, 2012
Threshold 1 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	2.00%
Quarterly distribution per share	$ 0.161
Threshold 2 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	15.00%
Quarterly distribution per share	$ 0.193
Threshold 3 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	25.00%
Quarterly distribution per share	$ 0.257
Threshold 4 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	50.00%

Related party transactions Related party contracts (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	0 Months Ended		0 Months Ended
	Dec. 22, 2012 Altisource Asset Management Corporation [Member] Asset management contract [Member]	Dec. 31, 2012 Altisource Asset Management Corporation [Member] Asset management contract [Member]	Dec. 22, 2012 Ocwen Financial Corporation [Member] Mortgage servicing contract [Member]	Dec. 21, 2012 Altisource Portfolio Solutions [Member] Property management contract [Member]	Dec. 22, 2012 Altisource Portfolio Solutions [Member] Support services contract [Member]	Dec. 22, 2012 Altisource Portfolio Solutions [Member] Tradmark license [Member]
Related party contracts [Line Items]
Initial contract term (in years)	15 years		15 years	15 years	2 years
Renewal contract term (in years)	1 year
Average capital available over previous two quarters		$ 50
Required term before cancellation (in months)	24 months
Ratio of AAMC directors required to change compensation arrangement	0.6666666667
Notice required for termination (in days)	180 days					30 days
Termination fee multiple	3

Share-based payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock compensation	$ 0.2
Unamortized stock compensation period of recognition	11 months
Time based restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	16,355
Director Plan restricted stock grants during the period, weighted average fair value	$ 18.47
Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	4,265
Unvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	12,090

Equity (Details) (USD $)	0 Months Ended
	May 01, 2013	Dec. 22, 2012	Dec. 21, 2012	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Ownership interest in operating partnerhip			100.00%	100.00%	100.00%
Stock, shares authorized					300,000,000
Common Stock, Shares Authorized				200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Preferred Stock, Shares Authorized					100,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.01
Cummulative Dividend Threshold					$ 0.644
Option Conversion Ratio		0.3333333333
Class of Stock [Line Items]
Common Stock, Shares Authorized				200,000,000	200,000,000
Sale of Stock, Number of Shares Issued in Transaction	17,250,000
Proceeds from Contributed Capital			$ 100,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					1,019,424
Stock Options Granted (2012 Conversion Option Plan)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					809,240
Stock Options Granted (2012 Special Conversion Option Plan)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					210,184
Remaining Options Issuable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total Issuable					0
Common Class A [Member]
Equity [Abstract]
Common Stock, Shares Authorized					100,000,000
Class of Stock [Line Items]
Common Stock, Shares Authorized					100,000,000
Common Class B [Member]
Equity [Abstract]
Common Stock, Shares Authorized					100,000,000
Common Stock, Par or Stated Value Per Share					$ 0.01
Class of Stock [Line Items]
Common Stock, Shares Authorized					100,000,000
Sale of Stock, Number of Shares Issued in Transaction			7,800,000

Equity Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding (Details) (USD $) In Millions, except Share data, unless otherwise specified	7 Months Ended
	Dec. 31, 2012		Jun. 07, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	658,915
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 9.5
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,019,424	[1]	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 2.09	[1]	$ 0
2012 Conversion Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	809,240
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.33
2012 Special Conversion Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	210,184
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.15

[1]	(a) The outstanding options as of December 31, 2012 had a weighted average remaining life of 6.1 years with total intrinsic value of $14.0 million.

Income taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	7 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Valuation allowance percentage		100.00%
Minimum distribution percentage of REIT taxable income	90.00%	90.00%
Net Operating Loss Carry-Forwards		$ 19
Accrued Expenses		16
Gross Deferred Tax Asset		35
Valuation Allowance		(35)
Net Deferred Tax Asset		$ 0

Income taxes Income Tax Effective Rate Reconciliation (Details)	7 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. Federal Income Tax Rate	(35.00%)
State and Local Income Tax Rates	(3.90%)
Valuation Allowance	38.90%
Effective Income Tax Rate	0.00%

Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income (Loss)	$ 0	$ 5,227	$ (89)	$ 0	$ 4,243	$ (89)
Weighted average common stock outstanding – basic		19,374,601			13,624,599	7,810,708
Stock options using the treasury method		884,583			897,628
Weighted average common stock outstanding – diluted		20,259,184			14,522,227	7,810,708
Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive		0			0

Segment information Segements (Details)	7 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of Reportable Segments	1

Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Net (Loss) Attributable to Common Stockholders	$ 0	$ 5,227	$ (89)	$ 0	$ 4,243	$ (89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share		$ 0.27	$ (0.01)	$ 0	$ 0.31	$ (0.01)
Earnings Per Share, Diluted [Abstract]
(Loss) Per Diluted Share		$ 0.26	$ (0.01)	$ 0	$ 0.29	$ (0.01)